Stockholders’ Equity - Schedule of Warrant Activity (Details) - Warrant [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Warrants, Outstanding | shares		1,310,343
Weighted Average Exercise Price, outstanding | $ / shares		$ 8
Weighted Average Remaining Contractual Life (in years), outstanding	3 years 6 months 18 days	3 years 7 months 20 days
Warrants, Granted | shares	1,183,367
Weighted Average Exercise Price, Granted | $ / shares	$ 14.71
Weighted Average Remaining Contractual Life (in years), Granted	5 years
Warrants, Exercised | shares	(92,043)
Weighted Average Exercise Price, Exercised | $ / shares	$ 5.14
Warrants, Forfeited/Cancelled | shares	(290)
Weighted Average Exercise Price, Forfeited/Cancelled | $ / shares	$ 2,363
Warrants, outstanding | shares	2,401,378
Weighted Average Exercise Price, outstanding | $ / shares	$ 6.73
Warrants, exercisable | shares	2,401,378
Weighted Average Exercise Price, exercisable | $ / shares	$ 6.73
Weighted Average Remaining Contractual Life (in years), exercisable	3 years 6 months 18 days